CONTINGENTLY REDEEMABLE ORDINARY SHARES - Movement in the carrying value (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Increase (Decrease) in Temporary Equity [Roll Forward]
Accretion to redemption value	¥ 10,792